Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Public Utilities, Inventory [Line Items]
Inventories	$ 394	$ 398
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	294	280
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	69	87
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 31	$ 31